Supplemental Cash Flow Information (Other Non-cash Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Line Items]
Unrealized gain on non-hedging derivatives	$ (0.9)	$ (0.3)
Reduction of obligation to renounce flow-through exploration expenditures	0.7	2.7
Employee contributions	4.7	2.8
Adjustments for interest income	7.8	1.9
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(2.1)	(2.1)
Distribution of share-based compensation	15.8	8.5
Loss on disposal of assets	1.9	0.7
Other	(0.4)	2.8
Other adjustments for non-cash items	12.7	(6.7)
Revision to reclamation for closed sites	3.3	0.0
Silver Stream
Disclosure of cash flow statement [Line Items]
Gain (loss) on fair value adjustment	0.0	2.6
Milestone Payments
Disclosure of cash flow statement [Line Items]
Unrealized gain on non-hedging derivatives	(13.4)	(1.1)
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of cash flow statement [Line Items]
Reclamation expenses	$ 0.3	$ 0.4